Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional information (Detail) - SGD ($) $ in Millions	Dec. 31, 2022	Oct. 13, 2022	Dec. 31, 2021
Disclosure Of Accounting Judgements And Estimates [Line Items]
Deferred tax liabilities not recognised	$ 13.2		$ 11.3
Teledirect Hong Kong Limited [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Percentage of equity interest acquired		90.00%